Description of Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	30.00%
Automatic enrollment, percentage	6.00%
Matching contribution, percentage	50.00%
Participant compensation matched, percentage	3.00%
Retirement contributions, percentage	0.04
Vesting percentage	100.00%
Vesting period (in years)	3 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Loan terms (in years)	1 year
Maximum
EBP, Description of Plan [Line Items]
Loan terms (in years)	5 years